Schedule of Federal Income Tax Rate and Income Taxes (Details) - Parent Company [Member] - USD ($) $ in Thousands	5 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Income tax benefit at the federal statutory rate from continuing operations	$ (47)	$ (49)	$ (47)	$ (49)
Income tax benefit at the federal statutory rate from continuing operations, percent	21.00%	21.00%	21.00%	21.00%
State income taxes, net of effect of federal taxes	$ (10)	$ (10)	$ (10)	$ (10)
State income taxes, net of effect of federal taxes, rate	4.30%	4.30%	4.30%	4.30%
Expired net operating losses	$ 0	$ 0	$ 0	$ 0
Expired net operating losses, rate
Change in valuation allowance	$ 57	$ 59	$ 57	$ 59
Change in valuation allowance, rate	(25.30%)	(25.30%)	(25.30%)	(25.30%)
Total
Total Percentage
Total Percentage